Convertible Notes Payable (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible notes outstanding				$ 1,358
Repayment of convertible notes payable	2,800	3,913	$ 523
Interest expense	$ 900	$ 900